AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 4,333	$ 11,430
Gross unrealized gain	0	103
Gross unrealized loss	(40)	(2)
Fair value	4,293	11,531
Available-for-sale securities matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	4,029	6,334
Gross unrealized gain	0	36
Gross unrealized loss	(37)	0
Fair value	3,992	6,370
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	4,029	6,334
Gross unrealized gain	0	36
Gross unrealized loss	(37)	0
Fair value	3,992	6,370
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	176
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Fair value	0	176
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	304	4,920
Gross unrealized gain	0	67
Gross unrealized loss	(3)	(2)
Fair value	$ 301	$ 4,985